Schedule of changes of allowance of credit losses, advance to suppliers (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Advance To Suppliers Net
Balance at the beginning of the year	¥ 174
Additions		174
Balance at the end of the year	¥ 174	¥ 174